UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2001

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one): [   ] is a restatement
				  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Dover Partners, Inc.
Address: 3033 S. Kettering Blvd.
	 Suit 320
	 Dayton, OH  45439


13F File Number: 801-35543

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jennifer Moix
Title: Assistant Vice President
Phone: 937-299-4105
Signature, Place, and Date of Signing:

	Jennifer R. Moix	Dayton, Ohio	May 4, 2001


Report Type (Check only one):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 41

Form 13F Information Table Value Total: $126,505


List of Other Included Managers:

No.	13F File Number		Name

                               Title of                               Investment Discretion     Voting Authority
Security                       Class    CUSIP      Mkt Value Quantity Sole   Share OtherMgrs   Sole   Share  None
---------------------------    -------- ---------  --------- -------- ----  ------ ---------   -----  ------ ------
AES Corp.                      Common   00130h105   1908      38200    x                        3460          34740
AOL Time Warner                Common   00184A105    683      17015    x                        3850          13165
Amer. Home Products            Common   026609107    329       5610    x                         690           4920
American Express               Common   025816109    681      16490    x                        3870          12620
BP Amoco PLC Sponsored ADR     Common   110889409    271       5479    x                                       5479
Bank of America                Common   060505104   5690     103930    x                       23850          80080
Baxter International           Common   071813109   6155      65380    x                       15880          49500
Bristol Myers                  Common   110122108   5033      84733    x                       18670          66063
Cisco Systems                  Common   17275r102    477      30190    x                        7500          22690
Duke Energy                    Common   264399106   5003     117060    x                       29270          87790
EMC Corporation                Common   268648102    655      22270    x                        5200          17070
Electronic Data Systems        Common   285661104   4412      78990    x                       21610          57380
Eli Lilly                      Common   532457108   1554      20270    x                        1580          18690
Exxon-Mobil                    Common   30231G102   5060      62469    x                       15050          47419
General Electric               Common   369604103    360       8590    x                        1500           7090
GlaxoSmithKline                Common   37733w105   4926      94194    x                       21919          72275
Herman Miller                  Common   600544100   4161     179930    x                       45190         134740
Intel Corp.                    Common   458140100   1094      41570    x                       14030          27540
International Paper            Common   460146103   4991     138320    x                       32630         105690
Johnson & Johnson              Common   478160104    276       3150    x                                       3150
Jones Apparel                  Common   480074103   5191     137330    x                       37320         100010
KLA-Tencor                     Common   482480100   4904     124550    x                       28970          95580
Kroger                         Common   501044101   5335     206855    x                       53640         153215
Lehman Brothers                Common   524908100   5079      81000    x                       19660          61340
Marsh & McLennan               Common   571748102    211       2220    x                         430           1790
Mellon Financial               Common   58551A108   4738     116930    x                       27850          89080
Nokia Corp.                    Common   654902204   2018      84080    x                        6910          77170
PPL Corp.                      Common   69351T106   3828      87090    x                       24320          62770
Pepsico                        Common   713448108    816      18570    x                        4460          14110
Pfizer                         Common   717081103    801      19560    x                        4680          14880
Phillips Petroleum             Common   718507106   4439      80630    x                       19190          61440
Procter & Gamble               Common   742718109    226       3610    x                         500           3110
Sara Lee Corp                  Common   803111103   4070     188610    x                       47160         141450
Schlumberger Ltd.              Common   806857108   1974      34260    x                        3720          30540
Sun Microsystems               Common   866810104   3939     256280    x                       67300         188980
Symantec                       Common   871503108   5429     129830    x                       30090          99740
U.S. Bancorp                   Common   902973304   4966     214041    x                       48290         165751
USX Marathon Group             Common   902905827   4164     154500    x                       34920         119580
Univision Communications, Inc. Common   914906102    607      15910    x                        7210           8700
Verizon Communications         Common   92343v104   4587      93040    x                       17510          75530
Washington Mutual              Common   939322103   5464      99800    x                       25110          74690